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                                   SUPPLEMENT
                              DATED APRIL 13, 2006
      TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS ("PROSPECTUS")
              DATED MARCH 1, 2006 (AS SUPPLEMENTED MARCH 15, 2006)
                          FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Prospectus of The Hartford Global/International Funds dated March 1, 2006 (as supplemented March 15, 2006).


INTERNATIONAL SMALL COMPANY FUND

Effective March 16, 2006, Nikunj Hindocha resigned from Wellington Management Company, LLP. Accordingly, the disclosure on page 49 of the prospectus in the section entitled "Portfolio Managers of the Funds," regarding Nikunj Hindocha is deleted. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, will remain with support from Daniel Maguire, Equity Research Analyst of Wellington Management International LTD (an affiliate of Wellington Management).



THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.





MFGISFSUP-4-13-06